CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Oil sales	$ 73,061,000	$ 11,246,000	$ 124,615,000	$ 25,029,000	$ 61,596,000	$ 24,807,000	$ 20,601,000
Natural gas sales	2,308,000	1,817,000	4,053,000	3,711,000	7,171,000	5,304,000	4,909,000
Natural gas liquids sales	5,158,000	1,602,000	7,645,000	3,426,000	7,469,000	4,534,000	3,977,000
Total revenues	80,527,000	14,665,000	136,313,000	32,166,000	76,236,000	34,645,000	29,487,000
Operating expenses:
Lease operating expenses	11,225,000	1,918,000	20,110,000	3,535,000	10,881,000	4,800,000	4,582,000
Production taxes	3,841,000	659,000	6,481,000	1,467,000	3,535,000	1,541,000	1,311,000
Gathering and transportation	1,207,000	768,000	1,919,000	1,494,000	2,976,000	2,398,000	2,094,000
Depreciation, depletion, amortization and accretion	36,506,000	9,536,000	57,315,000	17,767,000	36,091,000	24,965,000	23,364,000
Exploration costs	1,875,000	457,000	2,311,000	774,000	1,747,000	794,000	960,000
General and administrative	7,930,000	2,204,000	15,027,000	3,669,000	13,428,000	6,166,000	4,234,000
Transaction costs	0	1,375,000	0	2,469,000	2,618,000	2,834,000	0
(Gain) loss on disposition of property and equipment	163,000	0	296,000	(11,000)	(4,995,000)	(50,000)	18,000
Total operating expenses	62,747,000	16,917,000	103,459,000	31,164,000	67,342,000	43,448,000	44,694,000
Impairment charges related to proved and unproved oil and natural gas properties	0	0	0	0	1,061,000	0	8,131,000
Operating income (loss)	17,780,000	(2,252,000)	32,854,000	1,002,000	8,894,000	(8,803,000)	(15,207,000)
Other income (expense):
Interest expense, net	(4,662,000)	(431,000)	(8,529,000)	(974,000)	(2,532,000)	(1,822,000)	(3,247,000)
Gain (loss) on commodity derivative instruments, net	(19,954,000)	1,303,000	(41,239,000)	3,202,000	(16,336,000)	(4,169,000)	3,735,000
Other income (expense), net	290,000	153,000	422,000	43,000	(284,000)	(247,000)	7,000
Total other income (expense), net	(24,326,000)	1,025,000	(49,346,000)	2,271,000	(19,152,000)	(6,238,000)	495,000
Loss before income taxes	(6,546,000)	(1,227,000)	(16,492,000)	3,273,000	(10,258,000)	(15,041,000)	(14,712,000)
Income tax expense (benefit)	(15,210,000)	187,000	(17,400,000)	273,000	1,690,000	148,000	108,000
Net income (loss)	8,664,000	(1,414,000)	908,000	3,000,000	(11,948,000)	(15,189,000)	(14,820,000)
Net income (loss) attributable to noncontrolling interest	(8,347,000)	(2,329,000)	(22,423,000)	(2,329,000)	(18,811,000)	0	0
Net income (loss) attributable to Rosehill Resources Inc. before preferred stock dividends	17,011,000	915,000	23,331,000	5,329,000	6,863,000	(15,189,000)	(14,820,000)
Series A Preferred Stock dividends and deemed dividends	1,968,000	8,072,000	3,897,000	8,072,000	12,936,000	0	0
Series B Preferred Stock dividends, deemed dividends, and return	5,844,000	0	11,576,000	0	2,447,000	0	0
Net income (loss) attributable to Rosehill Resources Inc. common stockholders	$ 9,199,000	$ (7,157,000)	$ 7,858,000	$ (2,743,000)	$ (8,520,000)	$ (15,189,000)	$ (14,820,000)
Earnings (loss) per common share:
Basic (USD per share)	$ 1.43	$ (1.22)	$ 1.24	$ (0.47)	$ (1.43)	$ (2.59)	$ (2.53)
Diluted (USD per share)	$ (0.32)	$ (1.22)	$ (0.70)	$ (0.47)	(1.43)	(2.59)	(2.53)
Basic and diluted (USD per share)					$ (1.43)	$ (2.59)	$ (2.53)
Weighted average common shares outstanding:
Basic (shares)	6,430	5,857	6,327	5,857	5,945	5,857	5,857
Diluted (shares)	36,238	5,857	36,135	5,857	5,945	5,857	5,857
Basic and diluted (shares)					5,945	5,857	5,857